Completed Acquisitions Other Information (Details) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 One Lambda [Member] USD ($)	Sep. 29, 2012 One Lambda [Member] USD ($)	Dec. 31, 2011 Doe & Ingalls [Member] USD ($)	May 31, 2012 Doe & Ingalls [Member] USD ($)	Dec. 31, 2010 Phadia [Member] USD ($)	Dec. 31, 2010 Phadia [Member] EUR (€)	Aug. 31, 2011 Phadia [Member] USD ($)		Aug. 31, 2011 Phadia [Member] Repayment Of Acquiree Indebtedness [Member] USD ($)	Jun. 30, 2010 Dionex [Member] USD ($)	May 31, 2011 Dionex [Member] USD ($)		Dec. 31, 2011 Ahura Scientific [Member] USD ($)	Dec. 31, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Ahura Scientific [Member] USD ($)	Feb. 28, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Finnzymes [Member] USD ($)	Mar. 31, 2010 Finnzymes [Member] USD ($)	Dec. 31, 2009 Fermentas [Member] USD ($)	Jul. 31, 2010 Fermentas [Member] USD ($)	Dec. 31, 2010 Other Acquisitions [Member] USD ($)	Dec. 31, 2012 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] Discontinued Operations [Member] USD ($)
Other Information
Purchase Price Paid					$ 885.0		$ 175.0			$ 3,540.0		$ 2,140.0		$ 2,030.0					$ 147.0		$ 58.0		$ 260.0	$ 146.0	$ 25.0	$ 97.0	$ 8.0
Contingent Consideration, Potential Cash Payment					25.0		3.0												25.0						15.0
Contingent Consideration, Change In Liability Recognized During The Period																	5.0
Contingent Consideration Paid																25.0								3.0
Revenue Reported by Acquired Entity				182.0		110.0		525.0	367.0				420.0					45.0		20.0		55.0
Goodwill, Expected Tax Deductible Amount					273.5		53.0			0	[1]			0	[1]				0		0		0
Purchase Price Paid For Acquisitions Completed In A Prior Year	$ 6.0	$ 35.0	$ 5.0

[1]	Substantially none of the goodwill is tax deductible